INVESTMENT IN A JOINT VENTURE AND JOINT OPERATION (Schedule of NPI Summarized Financial Information) (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of joint ventures [line items]
Current assets	$ 78,119		$ 68,174	$ 10,342
Non-current assets	27,777		26,411	22,833
Current liabilities	(32,600)		(12,095)	(20,138)
Non-current liabilities	(14,479)		(31,669)	(18,645)
Revenues	26,236	$ 22,071	49,202	33,062	$ 23,478
Finance expenses	235	482	747	382	195
Net and total profit (loss) (100%)	6,725	1,513	6,514	(3,978)	(5,975)
Neopollard Interactive Llc [Member]
Disclosure of joint ventures [line items]
Current assets	20,025		11,388	3,211
Non-current assets	1,419		1,597	2,025
Current liabilities	(20,851)		(12,091)	(3,214)
Non-current liabilities	(2,880)		(2,910)	(631)
Net assets (liabilities) (100%)	(2,287)		(2,016)	1,391
Net assets (liabilities) (50%)	(1,144)		(1,008)	696
Adjustments	43		(17)	(93)
Group share of net assets (liabilities) (50%)	(1,101)		(1,025)	603
Revenues	31,695	4,888	18,032	3,740	1,127
Distribution expenses	21,512	6,085	16,116	10,480	4,447
Selling, general and marketing expenses	406	373	776	1,067	293
Depreciation and amortization	313	307	405	335	224
Finance expenses	45	11
Net and total profit (loss) (100%)	9,419	(1,888)	735	(8,142)	(3,837)
Net and total profit (loss) (50%)	4,710	(944)	367	(4,071)	(1,919)
Adjustments	1,813	268	1,026	147	21
Share in profits (losses) of NPI	6,523	(676)	1,393	(3,924)	(1,898)
Advances To Joint Venture	$ (6,599)	$ 91	$ (3,021)	$ 4,214	$ 2,149